Consolidated Balance Sheets - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Current assets:
Cash and cash equivalents	$ 1,053,854	$ 152,417	$ 197,723
Prepaid expense		11,000	13,000
Deferred offering costs	93,830
Total current assets	1,147,684	163,417	210,723
Intangible Asset – BESS and Solar Development Projects	22,222,200
Total assets	23,369,884	163,417	210,723
Current liabilities:
Accounts payable and accrued liabilities	179,926	35,229	11,397
Deferred revenue	943,500
Total current liabilities	1,123,426	35,229	11,397
Stockholders’ equity
Preferred stock, value
Common stock: $0.001 par value, 1,000,000,000 shares authorized, 714,622,789 and 484,464,194 shares issued and outstanding at June 30, 2024 and December 31, 2023, respectively	714,623	484,464	515,506
Additional paid-in capital	24,576,529	1,552,011	780,414
Accumulated deficit	(3,044,694)	(1,908,287)	(1,096,594)
Total stockholders’ equity	22,246,458	128,188	199,326
Total liabilities and stockholders’ equity	23,369,884	163,417	210,723
Series A Convertible Preferred Stock [Member]
Stockholders’ equity
Preferred stock, value